COLUMBIA SELECT MID CAP GROWTH FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Select Mid Cap Growth Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.6%

Issuer	Shares	Value ($)
Communication Services 9.3%
Entertainment 4.9%
Liberty Media Corp.-Liberty Formula One, Class C(a)	247,646	15,765,144
Take-Two Interactive Software, Inc.(a)	275,280	43,549,296
Warner Music Group Corp., Class A	342,588	11,343,089

Total		70,657,529

Interactive Media & Services 2.1%
Pinterest, Inc., Class A(a)	679,533	23,151,689
ZoomInfo Technologies, Inc.(a)	505,422	7,262,914

Total		30,414,603

Media 2.3%
Trade Desk, Inc. (The), Class A(a)	466,641	32,879,525

Total Communication Services		133,951,657

Consumer Discretionary 10.0%
Automobiles 0.8%
Ferrari NV	32,592	11,699,224

Hotels, Restaurants & Leisure 5.8%
Churchill Downs, Inc.	201,820	23,364,701
Domino’s Pizza, Inc.	53,365	20,966,575
DraftKings, Inc., Class A(a)	746,260	28,536,983
Hilton Worldwide Holdings, Inc.	62,617	10,489,600

Total		83,357,859

Specialty Retail 3.4%
Five Below, Inc.(a)	57,262	10,791,596
Ross Stores, Inc.	224,497	29,269,919
Tractor Supply Co.	41,795	8,484,803

Total		48,546,318

Total Consumer Discretionary		143,603,401

Consumer Staples 4.1%
Beverages 1.7%
Celsius Holdings, Inc.(a)	263,566	13,049,153
Keurig Dr. Pepper, Inc.	369,808	11,674,838

Total		24,723,991

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	137,448	8,876,392
Dollar Tree, Inc.(a)	206,718	25,548,278

Total		34,424,670

Total Consumer Staples		59,148,661

Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Cameco Corp.	521,354	23,940,575
Diamondback Energy, Inc.	136,468	21,072,024
Range Resources Corp.	361,664	11,754,080
Targa Resources Corp.	226,953	20,527,899

Total		77,294,578

Total Energy		77,294,578

Financials 7.0%
Capital Markets 2.3%
KKR & Co., Inc., Class A	114,497	8,683,452
LPL Financial Holdings, Inc.	107,329	23,859,237

Total		32,542,689

Financial Services 3.8%
Apollo Global Management, Inc.	410,510	37,766,920
Block, Inc., Class A(a)	256,234	16,252,923

Total		54,019,843

Insurance 0.9%
Kinsale Capital Group, Inc.	38,368	13,432,637

Total Financials		99,995,169

Health Care 16.6%
Biotechnology 1.2%
Natera, Inc.(a)	316,034	17,682,102

Health Care Equipment & Supplies 4.6%
DexCom, Inc.(a)	326,194	37,681,931
IDEXX Laboratories, Inc.(a)	59,778	27,845,788

Total		65,527,719

Health Care Providers & Services 4.3%
Cencora, Inc.	192,301	39,108,254
Chemed Corp.	40,092	22,732,164

Total		61,840,418

2    Columbia Select Mid Cap Growth Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Mid Cap Growth Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 1.1%
Veeva Systems Inc., Class A(a)	87,850	15,313,134

Life Sciences Tools & Services 5.4%
Agilent Technologies, Inc.	61,958	7,918,232
Illumina, Inc.(a)	141,874	14,464,054
Waters Corp.(a)	67,559	18,957,731
West Pharmaceutical Services, Inc.	101,165	35,484,636

Total		76,824,653

Total Health Care		237,188,026

Industrials 21.5%
Aerospace & Defense 4.6%
HEICO Corp.	108,950	18,633,718
Howmet Aerospace, Inc.	423,342	22,267,789
TransDigm Group, Inc.	26,579	25,592,122

Total		66,493,629

Building Products 0.7%
Builders FirstSource, Inc.(a)	78,590	10,539,705

Commercial Services & Supplies 5.4%
Cintas Corp.	57,072	31,575,084
Rollins, Inc.	1,111,947	45,300,721

Total		76,875,805

Electrical Equipment 1.6%
AMETEK, Inc.	151,375	23,497,941

Ground Transportation 5.3%
CSX Corp.	447,998	14,470,335
Saia, Inc.(a)	52,788	20,607,907
XPO, Inc.(a)	464,120	40,044,274

Total		75,122,516

Professional Services 1.2%
Paycom Software, Inc.	91,689	16,656,224

Trading Companies & Distributors 2.7%
Ferguson PLC	94,710	16,227,611
W.W. Grainger, Inc.	28,862	22,691,016

Total		38,918,627

Total Industrials		308,104,447

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 22.3%
Communications Equipment 2.5%
Arista Networks, Inc.(a)	161,521	35,487,779

IT Services 6.9%
Cloudflare, Inc.(a)	214,212	16,526,456
MongoDB, Inc.(a)	123,820	51,476,927
Snowflake, Inc., Class A(a)	164,789	30,927,599

Total		98,930,982

Semiconductors & Semiconductor Equipment 5.7%
Lattice Semiconductor Corp.(a)	418,263	24,489,299
Monolithic Power Systems, Inc.	25,303	13,884,262
Onto Innovation, Inc.(a)	93,008	13,115,058
Rambus, Inc.(a)	457,761	30,976,687

Total		82,465,306

Software 7.2%
Crowdstrike Holdings, Inc., Class A(a)	211,143	50,038,780
Datadog, Inc., Class A(a)	149,358	17,410,662
HubSpot, Inc.(a)	72,139	35,631,616

Total		103,081,058

Total Information Technology		319,965,125

Materials 1.8%
Metals & Mining 1.8%
Wheaton Precious Metals Corp.	528,434	25,840,423

Total Materials		25,840,423

Real Estate 1.6%
Real Estate Management & Development 1.6%
CoStar Group, Inc.(a)	273,320	22,696,493

Total Real Estate		22,696,493

Total Common Stocks
(Cost $1,281,409,912)		1,427,787,980

Columbia Select Mid Cap Growth Fund | First Quarter Report 2023    3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Mid Cap Growth Fund, November 30, 2023 (Unaudited)

Money Market Funds 2.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	40,438,116	40,430,028

Total Money Market Funds (Cost $40,424,711)		40,430,028

Total Investments in Securities (Cost: $1,321,834,623)		1,468,218,008

Other Assets & Liabilities, Net		(34,451,629)

Net Assets		1,433,766,379

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	52,937,961	225,282,257	(237,788,422)	(1,768)	40,430,028	(2,204)	685,872	40,438,116

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4    Columbia Select Mid Cap Growth Fund | First Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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